Impairments (Tables)	12 Months Ended
Dec. 31, 2020
Impairments
Schedule of impairment

Skr mn	2020	2019	2018
Expected credit losses, stage 1	-98	-19	6
Expected credit losses, stage 2	-48	11	14
Expected credit losses, stage 3	-7	-17	-13
Established credit losses	-20	-25	—
Reserves applied to cover established credit losses	20	40	—
Recovered credit losses	—	—	0
Net credit losses	-153	-10	7

Schedule of balances and reconciliation of changes in balances and loss allowances by stages

	December 31, 2020				December 31, 2019
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans, before expected credit losses
Loans in the form of interest-bearing securities	47,095	3,719	—	50,814	40,909	2,735	—	43,644
Loans to credit institutions	8,834	509	—	9,343	9,578	541	—	10,119
Loans to the public	142,179	28,109	1,482	171,770	132,313	30,326	1,316	163,955
Total loans, before expected credit losses	198,108	32,337	1,482	231,927	182,800	33,602	1,316	217,718
Off balance, before expected credit losses
Guarantees	2,463	1,506	—	3,969	3,232	1,161	—	4,393
Committed undisbursed loans	25,893	32,642	—	58,535	28,083	26,856	11	54,950
Total, before expected credit losses	226,464	66,485	1,482	294,431	214,115	61,619	1,327	277,061
of which guaranteed	59.5%	84.6%	97.6%	63.2%	56.4%	92.1%	95.4%	62.2%
Loss allowance, loans
Loans in the form of interest-bearing securities	-20	-13	—	-33	-14	-2	—	-16
Loans to credit institutions	-6	0	—	-6	-1	0	—	-1
Loans to the public	-113	-42	-46	-201	-36	-7	-64	-107
Total loss allowance, loans	-139	-55	-46	-240	-51	-9	-64	-124
Loss allowance, off balance[1]
Guarantees	0	0	—	—	0	0	0	0
Committed undisbursed loans	-8	-1	—	-9	-3	-1	—	-4
Total, loss allowance	-147	-56	-46	-249	-54	-10	-64	-128
Provision ratio	0.06%	0.08%	3.10%	0.08%	0.03%	0.02%	4.82%	0.05%
1	Recognized under provision in Consolidated Statement of Financial Position.

Loans and off balance, before loss allowance

	December 31, 2020				December 31, 2019
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Opening balance	214,115	61,619	1,327	277,061	202,583	60,678	1,425	264,686
Increase due to origination and acquisition	134,041	25,944	815	160,800	73,812	5,633	113	79,558
Transfer to stage 1	683	-872	—	-189	13	-16	—	-3
Transfer to stage 2	-8,391	7,422	-159	-1,128	-6,752	6,281	—	-471
Transfer to stage 3	—	-42	34	-8	-97	-199	286	-10
Decrease due to derecognition	-113,984	-27,586	-535	-142,105	-55,444	-10,758	-497	-66,699
Closing balance	226,464	66,485	1,482	294,431	214,115	61,619	1,327	277,061

Loss allowance

	December 31, 2020				December 31, 2019
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Opening balance	-54	-10	-64	-128	-34	-21	-84	-139
Increases due to origination and acquisition	-84	0	—	-84	-22	-1	0	-23
Net remeasurement of loss allowance	-23	-48	2	-69	-4	7	7	10
Transfer to stage 1	0	0	—	—	0	0	—	0
Transfer to stage 2	1	-1	0	—	0	0	—	0
Transfer to stage 3	—	1	-10	-9	0	2	-24	-22
Decreases due to derecognition	8	0	0	8	6	4	—	10
Decrease in allowance account due to write-offs	—	—	20	20	—	—	40	40
Exchange-rate differences[1]	5	2	6	13	0	-1	-3	-4
Closing balance	-147	-56	-46	-249	-54	-10	-64	-128
1	Recognized under Net results of financial transactions in the Statement of Comprehensive Income.

Summary of loan credit quality, before expected credit losses, allocated by stage

	December 31, 2020				December 31, 2019
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
AAA	37	—	—	37	546	—	—	546
AA+ to A-	29,261	—	—	29,261	31,421	—	—	31,421
BBB+ to BBB-	130,068	1,166	—	131,234	116,040	1,147	—	117,187
BB+ to BB-	32,281	23,201	—	55,482	23,378	20,381	—	43,759
B+ to B-	5,998	7,053	—	13,051	11,411	11,894	—	23,305
CCC to D	463	917	1,482	2,862	4	180	1,316	1,500
Total, before expected credit losses	198,108	32,337	1,482	231,927	182,800	33,602	1,316	217,718